Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations
Our contractual obligations as of December 31, 2019 can be summarized as follows:

Payments due by period	Total	1 year	2 year	3 year	4 year	5 year	After 5 years
(in millions)	€	€	€	€	€	€	€

Long-Term Debt Obligations, including interest expense [1]	3,303.5	59.2	59.0	556.1	795.8	26.3	1,807.1
Lease Obligations [2]	209.4	53.5	44.4	31.7	19.1	11.8	48.9
Purchase Obligations	4,562.7	3,947.8	384.6	149.0	56.8	17.5	7.0
Carl Zeiss SMT GmbH High NA Funding Commitment [3]	524.8	304.3	214.4	6.1	—	—	—
Total Contractual Obligations [4]	8,600.4	4,364.8	702.4	742.9	871.7	55.6	1,863.0

1.
Long-term debt obligations mainly relate to principal amounts and interest payments of our Eurobonds. For the amounts excluding interest expenses and for further details see Note 15 Long-term debt and interest and other costs.

2.	For further details see Note 13 Right-of-use assets and lease liabilities.

3.	For further details see Note 9 Equity method investments.
4.
We have excluded unrecognized tax benefits for an amount of €227.1 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.